EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
Schedule of earnings per share

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net income	$27,248	$3,977	$13,493

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	31,440,093	29,251,888	28,928,060
Effect of dilutive securities:
Employee stock options, warrants and RSUs	1,475,590	1,548,016	1,291,746

Denominator for diluted earnings per share - adjusted weighted average number of shares	32,915,683	30,799,904	30,219,806